UNITED STATES
SECRITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: March 31, 2004
Check here if Amendment [X ]; Amendment Number:1

This Amendment (Check only one.):	[X] is a restatement.
                                  			[  ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:		Bank of Ireland Asset Management
Address: 	40 Mespil Road
         		Dublin 4
         		Ireland
13F File Number:  28-06734
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.
Person Signing this Report on Behalf of Reporting Manager:
Name:  	Keith Walsh
Title:  Senior Compliance Manager
Phone:    	011 353 1 6378119
Signature, Place, and Date of Signing:
    Keith Walsh    Dublin, Ireland    May 13th, 2004
Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:
Form 13F Information Table Entry Total:          42
Form 13F Information Table Value Total:   	$11,924,383
List of Other Included Managers:
 No.  13F File Number     Name

NAME OF ISSUER           TITLE OF CLASS CUSIP      VALUE   SHARES/    SH/PRPUT/CALINVESTMENT OTHER      VOTING AUTHORITY
                                                   (x$000) PRN AMT                DISCRETION MANAGERS   SOLE          SHAREDNONE
Elan Plc                 ADR            284131208  512     25409      SH          SOLE                  25409
Iona Technologies Plc    Sponsored ADR  46206P109  7585    1004623    SH          SOLE                  1004623
ICON Pub Ltd Co          Sponsored ADR  45103T107  2511    71646      SH          SOLE                  71646
Posco                    Sponsored ADR  693483109  36332   1008393    SH          SOLE                  1008393
PPG Inds Inc             Com            693506107  185083  3195495    SH          SOLE                  3195495
Dover Corp               Com            260003108  248683  6369957    SH          SOLE                  6369957
Sysco Corp               Com            871829107  793526  20150471   SH          SOLE                  20150471
Wal Mart Stores Inc      Com            931142103  147475  2457920    SH          SOLE                  2457920
Johnson & Johnson        Com            478160104  749437  14863876   SH          SOLE                  14863876
Becton Dickinson & Co    Com            075887109  401280  8233077    SH          SOLE                  8233077
J P Morgan Chase & Co    Com            46625H100  425945  10146379   SH          SOLE                  10146379
Citigroup Inc            Com            172967101  325618  6269112    SH          SOLE                  6269112
Donnelley R R & Sons Co  Com            257867101  146844  4914461    SH          SOLE                  4914461
Engelhard Corp           Com            292845104  171541  5716119    SH          SOLE                  5716119
Fastenal Co              Com            311900104  149052  2887483    SH          SOLE                  2887483
Federal Natl Mtg Assn    Com            313586109  765925  10181114   SH          SOLE                  10181114
Gannett Inc              Com            364730101  998463  11262976   SH          SOLE                  11262976
General Dynamics Corp    Com            369550108  96646   1101001    SH          SOLE                  1101001
Home Depot Inc           Com            437076102  283474  7577485    SH          SOLE                  7577485
Illinois Tool Wks Inc    Com            452308109  446344  5662109    SH          SOLE                  5662109
International Business MaCom            459200101  454252  4920411    SH          SOLE                  4920411
Johnson Ctls Inc         Com            478366107  483775  8159476    SH          SOLE                  8159476
Leggett & Platt Inc      Com            524660107  177294  7525210    SH          SOLE                  7525210
MBIA Inc                 Com            55262C100  342030  5482125    SH          SOLE                  5482125
Masco Corp               Com            574599106  307593  10045508   SH          SOLE                  10045508
Microsoft Corp           Com            594918104  218106  8654997    SH          SOLE                  8654997
Wells Fargo & Co New     Com            949746101  568249  9999105    SH          SOLE                  9999105
Pfizer Inc               Com            717081103  529880  15079121   SH          SOLE                  15079121
Altria Group Inc         Com            2209S103   892107  16444375   SH          SOLE                  16444375
Sherwin Williams Co      Com            824348106  239573  6386922    SH          SOLE                  6386922
Outback Steakhouse Inc   Com            689899102  63599   1275298    SH          SOLE                  1275298
Jones Apparel Group Inc  Com            480074103  202596  5719825    SH          SOLE                  5719825
Teleflex Inc             Com            879369106  25474   515464     SH          SOLE                  515464
Smurfit-Stone Container CCom            832727101  802     44830      SH          SOLE                  44830
Family DLR Stores Inc    Com            307000109  127388  3563297    SH          SOLE                  3563297
McGraw Hill Cos Inc      Com            580645109  372238  4897863    SH          SOLE                  4897863
Marsh & McLennan Cos Inc Com            571748102  227005  4909277    SH          SOLE                  4909277
Aflac Inc                Com            1055102    223852  5550513    SH          SOLE                  5550513
KT Corp                  Sponsored ADR  48268K101  20098   1066188    SH          SOLE                  1066188
Korea Electric Pwr       Sponsored ADR  500631106  18368   1766133    SH          SOLE                  1766133
Pulte Homes Inc          Com            745867101  42524   763317     SH          SOLE                  763317
New Ireland Fund Inc     Com            645673104  5304    350087     SH          SOLE                  350087